Depreciation Expenses - Summary of Depreciation and Impairment of Assets (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Depreciation amortization and impairment [abstract]
Depreciation of Property, Plant and Equipment	$ (177,502,333)	$ (116,109,599)	$ (123,792,974)
Amortization of Organization and Development Expenses	(100,995,644)	(121,226,219)	(116,068,519)
Depreciation of other intangible assets	(17,658,507)	(2,267,598)	(3,151)
Others	(8,428,768)	(7,797,035)	(1,564,310)
Total	$ (304,585,252)	$ (247,400,451)	$ (241,428,954)